CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Stock to be issued	Additional Paid-In Capital	Deficit Accumulated	Total
Beginning balance, Amount at Jun. 30, 2013		$ 1	$ 170		$ 9,127,788	$ (14,466,025)	$ (5,338,066)
Beginning balance, Shares at Jun. 30, 2013	688	9,938	1,696,813
Conversion of convertible notes to Common Stock, Amount			$ 212		314,607		314,819
Conversion of convertible notes to Common Stock, Shares			2,123,930
Common Stock issued for repayment of Note payable - related party			$ 4		28,996		29,000
Common Stock issued for repayment of Note payable - related party, Shares			36,250
Issuance of common stocks for services Amount			$ 154		994,294		994,448
Issuance of common stocks for services, Shares			1,543,669
Forgiveness of credit line					618,844		618,844
Derivative liability classified to additional paid-in capital upon conversion of related convertible notes					909,918		909,918
Accrued interest and debt discount classified to additional paid-in capital upon conversion and forgiveness of debt					107,656		107,656
Issuance of common stocks for cash, Amount			$ 12		76,888		76,900
Issuance of common stocks for cash, Shares			123,014
Stock issued for payment of interest, Amount			$ 10		$ 24,990		25,000
Stock issued for payment of interest, shares			100,000
Net loss						$ 225,041	225,041
Forgivenss of convertible notes							618,844
Ending balance, Amount at Jun. 30, 2014		$ 1	$ 562		$ 12,203,981	$ (14,240,984)	$ (2,036,440)
Ending balance, Shares at Jun. 30, 2014	688	9,938	5,623,676
Common Stock issued for repayment of Note payable - related party
Issuance of common stocks for services Amount			$ 138	$ 28,000	304,901		$ 333,039
Issuance of common stocks for services, Shares			1,375,000
Derivative liability classified to additional paid-in capital upon conversion of related convertible notes					$ 42,101		$ 42,101
Accrued interest and debt discount classified to additional paid-in capital upon conversion and forgiveness of debt
Net loss						$ 826,699	$ 826,699
Forgivenss of convertible notes					$ 25,908		25,908
Ending balance, Amount at Jun. 30, 2015		$ 1	$ 700	$ 28,000	$ 12,576,891	$ (13,414,285)	$ (808,693)
Ending balance, Shares at Jun. 30, 2015	688	9,938	6,998,676
Forgivenss of convertible notes
Ending balance, Amount at Mar. 31, 2016							$ (1,009,769)